Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2017
Summary of significant accounting policies
Schedule of cash and cash equivalents denominated in several currencies

	March 31,
	2016		2017
	Original currency	RMB	Original currency	RMB

U.S. dollars	3,702	24,017	5,707	39,476
Australian dollars	1	5	1	6
Renminbi	2,820,503	2,820,503	3,432,042	3,432,042
Hong Kong dollars	197,049	163,885	43,679	38,735
Singapore dollars	2	12	1	5

Schedule of estimated useful lives of property, plant and equipment

Buildings	37.5 - 50 years
Leasehold improvements	Shorter of the lease term or estimated useful lives of 10 years
Machineries	5 - 10 years
Motor vehicles	5 years
Furniture, fixtures and office equipment	3 - 5 years